PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Plant and equipment, net consist of the following:

	September 30,
	2013	2014
	RMB	RMB

Plant and building	252,842	252,837
Machinery and equipment	144,939	158,640
Furniture and office equipment	12,168	10,776
Motor vehicles	11,773	10,979
Total	421,722	433,232
Accumulated depreciation	(82,284)	(98,442)
Construction in progress	15,297	3,736
Plant and equipment, net	354,735	338,526